Finance income, net (Tables)	12 Months Ended
Mar. 31, 2022
Finance expense income [Abstract]
Finance income, net
Finance income, net consists of the following:

	For the Year Ended March 31,
	2022		2021			2020
Interest income	Rs.	965	Rs.	826		Rs.	888
Fair value changes and profit on sale of financial instruments measured at FVTPL, net		277		557			929
Foreign exchange gain, net		1,835		1,240			639
Miscellaneous income, net		-		-	*		5
Finance income (A)	Rs.	3,077	Rs.	2,623		Rs.	2,461
Interest expense	Rs.	(958)	Rs.	(970)		Rs.	(983)
Finance expense (B)	Rs.	(958)	Rs.	(970)		Rs.	(983)
Finance income, net [(A)+(B)]	Rs.	2,119	Rs.	1,653		Rs.	1,478

* Rounded to the nearest million.